J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Climate Change Solutions ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated December 18, 2023

to the current Summary Prospectus and Prospectus, as supplemented

Effective December 31, 2023, the information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2021	Managing Director
Francesco Conte	2021	Managing Director
Sara Bellenda	2021	Executive Director
Jack Featherby	2023	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Climate Change Solutions ETF” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Climate Change Solutions ETF

The portfolio management team utilizes a team-based approach to manage the Fund and is comprised of Yazann Romahi, Francesco Conte, Sara Bellenda and Jack Featherby. Mr. Romahi, Managing Director and CFA charterholder, has been the Chief Investment Officer of JPMIM’s Quantitative Solutions group since 2016. An employee of JPMIM since 2003 and portfolio manager of the Fund since its inception, Mr. Romahi is responsible for identifying the investable universe for the Fund using the adviser’s proprietary investment system in consultation with the adviser’s sustainable investment team. Mr. Conte, Managing Director, Ms. Bellenda, Executive Director and Mr. Featherby, Executive Director, are responsible for day-to-day security selection for the Fund and portfolio construction including establishing general risk and target weights in consultation with Mr. Romahi. Employees of JPMIM since 1998 and 2017 respectively, Mr. Conte and Ms. Bellenda are both portfolio managers within JPMIM’s International Equity Group and have been portfolio managers of the Fund since inception. An employee of JPMIM since 2018 and a portfolio manager of the Fund since December 31, 2023, Mr. Featherby is also a portfolio manager within JPMIM’s International Equity Group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-CCSETF-PM-1223

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Climate Change Solutions ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated December 18, 2023

to the current Statement of Additional Information, as supplemented

Effective December 31, 2023, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Climate Change Solutions ETF
Yazann Romahi	10	$3,208,965	12	$2,800,318	6	$394,474
Francesco Conte	0	0	9	2,229,533	3	1,220,283
Sara Bellenda	3	279,168	12	1,411,331	0	0
Jack Featherby[1]	0	0	1	351,790	2	1,082,847

[1]	Information as of 10/31/2023

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Climate Change Solutions ETF
Yazann Romahi	0	$0	0	$0	1	$426,517
Francesco Conte	0	0	0	0	1	177,997
Sara Bellenda	0	0	0	0	0	0
Jack Featherby[1]	0	0	0	0	0	0

[1]	Information as of 10/31/2023

SUP-SAI-CCSETF-PM-1223

In addition, effective December 31, 2023, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Climate Change Solutions ETF
Yazann Romahi	X
Francesco Conte	X
Sara Bellenda	X
Jack Featherby[1]	X

[1]	Information as of 10/31/2023

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE